Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Private Placement [Abstract]
Number of warrants issued	5,175,000	5,175,000
Gross proceeds	$ 5,175,000	$ 5,175,000